RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20.                               RELATED PARTY TRANSACTIONS

(a)                                 Details of amounts due from related parties as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012

Chengdu Mobile	$76,579	$—
Changzhou Mobile	37,819	43,665
DMG Chongqing	566,724	447,679
Eastlong Huatong	—	325,632
Guangtong Mobile	17,710	—
Haerbin Mobile	332,170	—
Hubei Mobile	111,014	253,751
Jilin Mobile	300,662	272,749
Ningbo Mobile	—	103,126
Shenzhen Mobile	176,849	39,073
Suzhou Mobile	72,415	—
Zhongguanguoji	176,745	—
Director and management of the Company	394,352	600,226
A non-controlling shareholder	181,037	18,515
	$2,444,076	$2,104,416

The amounts due from related parties are non-interest bearing and repayable on demand.

(b)                                 Details of amounts due to related parties as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012

Changzhou Mobile	$2,522	$—
Chengdu Mobile	—	437,773
Dalian Mobile	128,033	—
Eastlong Huatong	6,170	—
Haerbin Mobile	4,054	—
Henan Mobile	76,972	36,963
Hubei Mobile	4,532	—
Ningbo Mobile	238,200	—
Shenzhen Champs Elysees Renovations Co., Ltd. (“Champs Elysees”)	3,679	4,085
Shenzhen Meidi Zhiye Development Co., Ltd. (“Zhiye”)	83,069	7,669
Suzhou Mobile	—	446,615
Wuxi Guangtong	—	197,981
Zhongguanguoji	868,450	697,326
	$1,415,681	$1,828,412

The amounts due to related parties are non-interest bearing and repayable on demand.

Zhiye is a company in which the Chief Executive Officer of the Company holds a beneficial interest and Champs Elysees is a company in which the Chief Executive Officer’s wife holds a beneficial interest.

The amounts due from/to related parties mainly arise from trading transactions with related parties (such as receipt of services rendered by related parties) and payments of expenses on behalf of the related parties.

(c)                                  Advertising equipment sales (to) from investee companies

The Group sold digital equipment at negotiated price to related parties for a total amount of nil, $219,918 and $747,550 for the years ended December 31, 2010, 2011 and 2012, respectively.  Details are as follows:

	Year ended December 31,
	2010	2011	2012

Chengdu Mobile	$—	$—	$(564)
DMG Chonqging	—	—	(746,587)
Hubei Mobile	—	—	(399)
Shenzhen Mobile	—	(219,918)	—
	$—	$(219,918)	$(747,550)

The Group also purchased digital equipment at negotiated price from related parties of nil, nil and $693,614 for the years ended December 31, 2010, 2011 and 2012, respectively.

(d)                                 Services rendered by investee companies

The Group has received broadcasting service and other services from related parties at negotiated prices for a total amount of $16,357,610, $15,745,255 and $9,822,584 for the years ended December 31, 2010, 2011 and 2012, respectively.  Details are as follows:

	Year ended December 31,
	2010	2011	2012

Chengdu Mobile	$1,814,631	$1,930,094	$2,018,325
Dalian Mobile	1,308,066	1,511,008	1,536,657
DMG Chonqging	—	—	286,665
Guangtong Mobile	884,801	1,107,789	1,229,301
Haerbin Mobile	18,104	3,990	—
Henan Mobile	171,908	355,111	374,435
Hubei Mobile	795,583	987,133	1,132,080
Jilin Mobile	483,320	537,920	578,175
Ningbo Mobile	1,264,212	1,380,029	1,363,903
Shenzhen Mobile	8,769,071	7,157,504	—
Suzhou Mobile	663,863	774,677	1,303,043
Zhongguangguoji	184,051	—	—
	$16,357,610	$15,745,255	$9,822,584

(e)                                  Rental expense

During the years ended December 31, 2010, 2011 and 2012, the Group rented office space from Zhiye.  The rate for rent was determined based on negotiated prices.  The rental expense for the years ended December 31, 2010, 2011 and 2012 was $154,153, $216,317 and $303,269, respectively.

(f)                                   Others

For the years ended December 31, 2010, 2011 and 2012, the Group paid office decoration charges of $270,864, $195,788 and $324,544, respectively, to Champs Elysees.  During the years ended December 31, 2010, 2011 and 2012, the Group also paid property management fees and utility expenses of $28,702, $29,172 and $48,274, respectively, to Champs Elysees.